BALANCE SHEET (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 43,316	$ 32,737
Total current assets	43,316	32,737
TOTAL ASSETS	43,316	32,737
CURRENT LIABILITIES
Accounts payable	33,757	0
Deferred compensation payable	256,750	138,250
Short-term loans from related parties	437,441	341,476
Credit cards payable - American Express	482	0
Total current liabilities	728,430	479,726
STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value 75,000,000 shares authorized, 23,858,845 shares issued and outstanding as of March 31, 2011 and December 31, 2010	23,859	23,859
Member’s Equity	0	0
Additional paid-in capital	356,159	356,159
Accumulated (deficit)	(1,065,132)	(827,007)
Total stockholders’ equity	(685,114)	(446,989)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 43,316	$ 32,737